SEGMENT INFORMATION - SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERSAND LONG-LIVED ASSETS BY GEOGRAPHICAL AREAS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Brazil
Revenues from External Customers and Long-Lived Assets
Revenues	$ 46,920	$ 24,896	$ 72,497	$ 49,670
Fixed assets, net	336,744		336,744		$ 347,366
Indonesia
Revenues from External Customers and Long-Lived Assets
Revenues	18,348	17,059	36,133	33,841
Fixed assets, net	184,194		184,194		191,139
Jordan
Revenues from External Customers and Long-Lived Assets
Revenues	14,235	14,188	28,313	28,377
Fixed assets, net	274,232		274,232		278,588
Kuwait
Revenues from External Customers and Long-Lived Assets
Revenues	14,097	14,097	19,142	19,151
Fixed assets, net	263,241		263,241		267,055
United Arab Emirates
Revenues from External Customers and Long-Lived Assets
Revenues	11,638	$ 11,549	23,147	$ 23,240
Fixed assets, net	$ 116,232		$ 116,232		$ 122,078